Mortgage-Backed Securities Held To Maturity (Tables)	12 Months Ended
Sep. 30, 2012
Mortgage-Backed Securities Held to Maturity [Abstract]
Summary of mortgage-backed securities held to maturity

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$37	3	0	40
FNMA pass-through certificates:
Fixed rate	3	0	0	3
Balloon maturity and adjustable rate	24	1	0	25
Collateralized mortgage obligations	25,857	390	198	26,049

Total	$25,921	394	198	26,117

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
FHLMC participation certificates:
Fixed rate	$45	1	0	46
FNMA pass-through certificates:
Fixed rate	5	1	0	6
Balloon maturity and adjustable rate	28	0	0	28
Collateralized mortgage obligations	39,068	101	218	38,951

Total	$39,146	103	218	39,031

Fair value and gross unrealized losses of mortgage-backed securities held to maturity

	Less Than 12 Months		12 Months or Longer
	Estimated	Gross	Estimated	Gross
	Fair	unrealized	Fair	unrealized
	Value	losses	Value	losses
Collateralized mortgage obligations	$8,522	69	$2,124	129

Scheduled maturities of mortgage-backed securities held to maturity

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from one to five years	$28	2	0	30
Due from five to ten years	1,205	2	28	1,179
Due after ten years	24,688	390	170	24,908

Total	$25,921	394	198	26,117

Schedule of principal balances of mortgage-backed securities held to maturity

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$19	1	0	20
FRB advance commitments	6,216	56	0	6,272

Total	$6,235	57	0	6,292

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$22	0	0	22
FRB advance commitments	32,003	100	95	32,008

Total	$32,025	100	95	32,030